Commitments and Contingencies - Additional Information - Petrobras (Details) - Petrobras - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Loss contingency accrual			$ 5.4
FPSO
Loss Contingencies [Line Items]
Percentage of rate reduction claim		2.00%
Estimated claim	$ 10.9
Loss contingency accrual		$ 10.0
Range of possible losses in addition to what has already been accrued		$ 0.9